UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Insured Municipal Income Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
York Insured Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock New York Insured Municipal Income Trust (BSE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 118.7%
Corporate - 1.9%	New York Liberty Development Corp., RB, Goldman Sachs
	Headquarters, 5.25%, 10/01/35	$ 750	$ 736,830
	New York State Energy Research & Development Authority,
	RB, Lilco Project, Series A (MBIA), 5.15%, 3/01/16	1,000	1,003,500
			1,740,330
County/City/Special District/School	Erie County Industrial Development Agency, RB, City School
District - 28.0%	District of Buffalo Project, Series A (FSA), 5.75%, 5/01/25	1,000	1,087,270
	Haverstraw-Stony Point Central School District New York, GO
	(FSA), 3.00%, 10/15/26	910	753,589
Hudson Yards Infrastructure Corp., RB, Series A (FGIC),
	5.00%, 2/15/47	3,000	2,730,330
New York City Industrial Development Agency, RB, CAB,
	Yankee Stadium, PILOT (AGC), 6.47%, 3/01/39 (a)	1,000	173,410
	New York City Industrial Development Agency, RB, Queens
	Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	150	165,366
	New York City Industrial Development Agency, RB, Queens
	Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	3,225	2,876,410
	New York City Industrial Development Agency, RB, Yankee
	Stadium, PILOT (MBIA), 4.75%, 3/01/46	1,000	854,840
	New York City Transitional Finance Authority, RB, Series S-2
	(FSA), 5.00%, 1/15/37	850	858,577
	New York City Transitional Finance Authority, Refunding RB,
	Future Tax Secured, Series B (AMBAC), 5.00%, 5/01/30	3,265	3,332,357
	New York Convention Center Development Corp., RB, Hotel
	Unit Fee Secured (AMBAC), 5.00%, 11/15/44	5,925	5,580,639
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
	5.00%, 10/15/32	6,000	6,187,980
Trust for Cultural Resources, RB, Carnegie Hall, Series A,
	4.75%, 12/01/39	550	538,879
			25,139,647
Education - 31.6%	Haverstraw-Stony Point Central School District New York, GO
	(FSA), 3.00%, 10/15/27	140	113,792
	Herkimer County Industrial Development Agency New York,
	RB, College Foundation Inc. Student Housing Project, 6.25%,
	8/01/34	1,000	913,450
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors
BHAC	Berkshire Hathaway Assurance Corp.		Assurance (National Public
CAB	Capital Appreciation Bonds		Finance Guaranty Corp.)
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
FHA	Federal Housing Administration	VRDN	Variable Rate Demand Notes
FSA	Financial Security Assurance Inc.

BlackRock New York Insured Municipal Income Trust (BSE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Madison County Industrial Development Agency New York,
RB, Colgate University Project, Series A (AMBAC), 5.00%,
	7/01/30	$ 1,000	$ 1,025,910
New York City Industrial Development Agency, RB, Lycee
	Francais de New York Project, Series A (ACA), 5.38%,
	6/01/23	2,500	2,568,575
New York City Transitional Finance Authority, RB, Fiscal
	2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,036,040
New York State Dormitory Authority, RB, Brooklyn Law
	School, Series B (Syncora), 5.13%, 7/01/30	4,000	3,932,400
	New York State Dormitory Authority, RB, FIT Student Housing
	Corp. (FGIC), 5.13%, 7/01/14 (b)	2,500	2,884,550
	New York State Dormitory Authority, RB, Mount Sinai School
	of Medicine at NYU (MBIA), 5.00%, 7/01/35	3,500	3,425,660
	New York State Dormitory Authority, RB, New York
	University, Series 2 (AMBAC), 5.00%, 7/01/41	7,000	7,012,390
	New York State Dormitory Authority, RB, St. Joachim & Anne
	Residence, 5.25%, 7/01/27	3,000	3,002,010
Trust for Cultural Resources, Refunding RB, American
	Museum of Natural History, Series A (MBIA), 5.00%,
	7/01/44	2,500	2,517,200
			28,431,977
Health - 21.0%	New York State Dormitory Authority, RB, Hospital, Mortgage,
	Lutheran Medical (MBIA), 5.00%, 8/01/31	4,500	4,542,975
New York State Dormitory Authority, RB, Hudson Valley
	Hospital (BHAC), 5.00%, 8/15/36	1,750	1,796,025
New York State Dormitory Authority, RB, Mortgage, St.
	Barnabas, Series A (FHA), 5.00%, 2/01/31	5,000	5,050,650
	New York State Dormitory Authority, RB, New York &
	Presbyterian Hospital (FSA), 5.25%, 2/15/31	500	513,370
	New York State Dormitory Authority, RB, North Shore-Long
	Island Jewish Health System, Series A, 5.50%, 5/01/37	350	349,489
	New York State Dormitory Authority, Refunding RB, Hospital,
	New York & Presbyterian Hospital (AMBAC), 5.00%,
	8/01/32	3,885	3,886,127
	New York State Dormitory Authority, Refunding RB, St. Luke's
	Roosevelt Hospital (FHA), 4.90%, 8/15/31	750	723,900
	New York State Dormitory Authority, Refunding RB, Winthrop
University Hospital Association, Series A (AMBAC), 5.25%,
	7/01/31	2,000	2,028,840
			18,891,376
State - 9.5%	New York State Dormitory Authority, RB, Education, Series B,
	5.75%, 3/15/36	600	661,668
New York State Dormitory Authority, RB, Master Boces
	Program Lease (AGC), 4.75%, 8/15/24	250	260,248

BlackRock New York Insured Municipal Income Trust (BSE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York State Dormitory Authority, RB, Mental Health
Services Facilities Improvement, Series A (FSA), 5.00%,
	2/15/22	$ 1,000	$ 1,065,590
New York State Dormitory Authority, RB, School Districts
	Financing Program, Series D (MBIA), 5.00%, 10/01/30	3,500	3,528,280
	New York State Dormitory Authority, Refunding RB, School
	Districts, Financing Program, Series A (FSA), 5.00%,
	10/01/35	1,000	1,011,330
	New York State Dormitory Authority, Refunding RB, School
	Districts Financing Program, Series A (MBIA), 5.00%,
	4/01/31	2,000	2,011,940
			8,539,056
Transportation - 19.5%	Metropolitan Transportation Authority, RB, Series 2008C,
	6.50%, 11/15/28	750	856,598
Metropolitan Transportation Authority, Refunding RB,
	Series A (AMBAC), 5.00%, 7/01/30	4,600	4,653,130
Metropolitan Transportation Authority, Refunding RB,
	Series A (MBIA), 5.25%, 11/15/31	4,250	4,305,590
Metropolitan Transportation Authority, Refunding RB,
	Transportation, Series E (MBIA), 5.25%, 11/15/31	2,660	2,694,792
New York State Thruway Authority, RB, Series G (FSA),
	5.00%, 1/01/32	500	503,365
	New York State Thruway Authority, Refunding RB, Series H
	(FSA), 5.00%, 1/01/37	4,000	4,018,320
	Port Authority of New York & New Jersey, RB, Consolidated,
	161st Series, 4.50%, 10/15/37	500	475,580
			17,507,375
Utilities - 7.2%	Long Island Power Authority, RB, General, Series C (CIFG),
	5.25%, 9/01/29	1,000	1,093,260
	Long Island Power Authority, Refunding RB, General, Series A
	(AGC), 6.00%, 5/01/33	2,000	2,218,460
	Long Island Power Authority, Refunding RB, General, Series F
	(MBIA), 4.25%, 5/01/33	1,415	1,275,608
	Long Island Power Authority, Refunding RB, Series A (AGC),
	5.75%, 4/01/39	1,690	1,842,741
			6,430,069
	Total Municipal Bonds in New York		106,679,830
Puerto Rico - 16.9%
Education - 4.5%	Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority, RB,
	University Plaza Project, Series A (MBIA), 5.00%, 7/01/33	1,000	893,110
	Puerto Rico Industrial Tourist Educational Medical &
	Environmental Control Facilities Financing Authority,
	Refunding RB, Polytechnic University Project, Series A (ACA),
	5.00%, 8/01/32	4,000	3,138,640
			4,031,750

BlackRock New York Insured Municipal Income Trust (BSE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Special Tax - 0.2%	Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB,
	Series A (MBIA), 5.80%, 8/01/41 (a)	$ 1,500	$ 228,344
State - 6.0%	Commonwealth of Puerto Rico, GO, Refunding, Public
	Improvement, Series A-4 (FSA), 5.25%, 7/01/30	725	745,228
	Commonwealth of Puerto Rico, GO, Refunding,
	Sub-Series C-7 (MBIA), 6.00%, 7/01/27	1,000	1,033,110
	Puerto Rico Highway & Transportation Authority, Refunding
	RB, Series CC (FSA), 5.50%, 7/01/31	1,000	1,086,340
	Puerto Rico Highway & Transportation Authority, Refunding
	RB, Series CC (FSA), 5.25%, 7/01/32	1,000	1,039,090
	Puerto Rico Public Buildings Authority, Refunding RB,
	Government Facilities, Series M-3 (MBIA), 6.00%, 7/01/28	500	515,520
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
	5.75%, 8/01/37	1,000	1,011,740
			5,431,028
Transportation - 2.5%	Puerto Rico Highway & Transportation Authority, RB, Series Y
	(FSA), 6.25%, 7/01/21	2,000	2,213,920
Utilities - 3.7%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
	Series A (AGC), 5.13%, 7/01/47	1,350	1,316,750
	Puerto Rico Electric Power Authority, Refunding RB,
	Series VV (MBIA), 5.25%, 7/01/30	2,000	1,999,900
			3,316,650
	Total Municipal Bonds in Puerto Rico		15,221,692
	Total Municipal Bonds - 135.6%		121,901,522
	Municipal Bonds Transferred to
New York - 19.8%	Tender Option Bond Trusts (c)
County/City/Special District/	City of New York, New York, GO, Sub-Series C-3 (AGC),
School District - 1.3%	5.75%, 8/15/28	1,000	1,123,790
Transportation - 17.4%	Metropolitan Transportation Authority, Refunding RB, Series
	A (FSA), 5.00%, 11/15/30	6,080	6,128,032
	Triborough Bridge & Tunnel Authority, Refunding RB (MBIA),
	5.00%, 11/15/32	9,404	9,532,400
			15,660,432
Utilities - 1.1%	New York City Municipal Water Finance Authority, RB,
	Fiscal 2009, Series A, 5.75%, 6/15/40	495	542,792
New York City Municipal Water Finance Authority, RB,
	Series FF-2, 5.50%, 6/15/40	405	434,101
			976,893
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 19.8%		17,761,115
	Total Long-Term Investments
	(Cost - $139,798,059) - 155.4%		139,662,637

BlackRock New York Insured Municipal Income Trust (BSE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Short-Term Securities	(000)	Value
New York - 0.1%	City of New York, New York, GO, Refunding, VRDN,
	Sub-Series H-3 (FSA), 0.24%, 12/01/09 (d)	$ 50	$ 50,000
		Shares
Money Market Fund - 0.2%	CMA New York Municipal Money Fund, 0.04% (e)(f)	211,124	211,124
	Total Short-Term Securities
	(Cost - $261,124) - 0.3%		261,124
	Total Investments (Cost - $140,059,183) - 155.7%		139,923,761
	Other Assets Less Liabilities - 1.0%		929,226
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (11.6)%		(10,412,825)
	Preferred Shares, at Redemption Value - (45.1)%		(40,576,965)
	Net Assets Applicable to Common Shares - 100.0%	$ 89,863,197

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 129,771,425
Gross unrealized appreciation	$ 2,763,196
Gross unrealized depreciation	(3,029,763)
Net unrealized depreciation	$ (266,567)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c) Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	$ (3,099,950)	$ 74

(f) Represents the current yield as of report date.

BlackRock New York Insured Municipal Income Trust (BSE)
Schedule of Investments November 30, 2009 (Unaudited)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayments speeds, loss severities, credit risks and default rates) or other market-corroborated inputs.

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 211,124
Level 2:
Long-Term Investments[1]	139,662,637
Short-Term Securities	50,000
Total Level 2	139,712,637
Level 3	-
Total	$ 139,923,761

1See above Schedule of Investments for values in each state and political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Insured Municipal Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Insured Municipal Income Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Insured Municipal Income Trust

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Insured Municipal Income Trust

Date: January 22, 2010